INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2021
INVENTORIES
Schedule of information about inventories

	As of December 31,
	2021	2020
	RMB’000	RMB’000
Raw materials	4,659	6,281
Work in progress	244	1,040
Finished goods	26,686	44,880
	31,589	52,201

Schedule of analysis of the amount of inventories recognized as an expense and included in profit or loss

The analysis of the amount of inventories recognized as an expense and included in profit or loss is as follows:

	For the years ended December 31,
	2021	2020	2019
	RMB’000	RMB’000	RMB’000
Carrying amount of inventories sold	248,166	211,292	303,021
Write down (reversal) of inventories (included in cost of sales)	(99,237)	(2,301)	(56,766)
	148,929	208,991	246,255